Schedule 1 - Registrant's Condensed Financial Statements	12 Months Ended
Dec. 31, 2012
Schedule 1 - Registrant's Condensed Financial Statements
Schedule 1 - Registrant's Condensed Financial Statements	Schedule 1 - Registrant's Condensed Financial Statements